CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2020
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS

7.           CONSOLIDATED FINANCIAL STATEMENT DETAILS

Consolidated Balance Sheets

i.            Cash and cash equivalents:

	December 31,	December 31,
	2020	2019
Cash on hand and balances with banks	$562.0	$305.6
Short-term deposits	648.9	269.5
	$1,210.9	$575.1

ii.             Restricted cash:

	December 31,	December 31,
	2020	2019
Restricted cash (a)	$13.7	$15.2

(a)	Restricted cash relates to loan escrow judicial deposits and environmental indemnity deposits.

iii.            Accounts receivable and other assets:

	December 31,	December 31,
	2020	2019
Trade receivables	$8.1	$6.9
Prepaid expenses	21.6	25.2
VAT receivable	46.6	69.6
Deposits	28.9	10.5
Unrealized fair value of derivative assets(a)	6.5	7.2
Other	10.6	18.0
	$122.3	$137.4

(a)	See Note 10 for details of the current portion of unrealized fair value of derivative assets.

iv.            Inventories:

	December 31,	December 31,
	2020	2019
Ore in stockpiles (a)	$277.4	$300.3
Ore on leach pads (b)	498.8	384.7
In-process	108.0	99.2
Finished metal	50.3	52.3
Materials and supplies	448.2	520.6
	1,382.7	1,357.1
Long-term portion of ore in stockpiles and ore on leach pads (a),(b)	(309.8)	(303.3)
	$1,072.9	$1,053.8

(a)	Ore in stockpiles relates to the Company’s operating mines. Low-grade material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7viii.
(b)

Ore on leach pads relates to the Company's Tasiast, Fort Knox, Round Mountain and Bald Mountain mines. Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Bald Mountain in 2023, Round Mountain in 2026 and Fort Knox in 2028. The last tonne of ore was placed on the Tasiast leach pads during 2020. Material not scheduled for processing within the next 12 months is included in other long-term assets. See Note 7viii.

v.            Property, plant and equipment:

		Mineral Interests
		Development and
	Land, plant and	operating	Pre - development
	equipment(a)	properties(b)	properties	Total
Cost
Balance at January 1, 2020	$9,715.0	$9,540.6	$13.4	$19,269.0
Additions	535.5	539.9	15.5	1,090.9
Acquisitions (c)	8.2	15.4	441.8	465.4
Capitalized interest	22.8	25.5	0.8	49.1
Disposals	(82.9)	—	(0.1)	(83.0)
Other	(8.6)	14.8	(6.1)	0.1
Balance at December 31, 2020	10,190.0	10,136.2	465.3	20,791.5

Accumulated depreciation, depletion, amortization and reversals of impairment charges
Balance at January 1, 2020	$(6,114.1)	$(6,814.9)	$—	$(12,929.0)
Depreciation, depletion and amortization	(589.9)	(380.3)	—	(970.2)
Reversals of impairment charges (d)	160.5	528.5	—	689.0
Disposals	73.8	—	—	73.8
Other	(1.6)	—	—	(1.6)
Balance at December 31, 2020	(6,471.3)	(6,666.7)	—	(13,138.0)

Net book value	$3,718.7	$3,469.5	$465.3	$7,653.5

Amount included above as at December 31, 2020:
Assets under construction	$540.8	$189.1	$19.1	$749.0
Assets not being depreciated (e)	$769.9	$607.0	$465.3	$1,842.2

(a)

Additions includes $38.2 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2020. Depreciation, depletion and amortization includes depreciation for leased right-of-use assets of $16.1 million during the year ended December 31, 2020. The net book value of property, plant and equipment includes leased right-of use assets with an aggregate net book value of $76.2 million as at December 31, 2020.

(b)	At December 31, 2020, the significant development and operating properties are Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano, La Coipa, and Lobo-Marte.
(c)

During the year ended December 31, 2020, the Company acquired the Chulbatkan license area and a 70% interest in the Peak development project, with both respective mineral interests classified in pre-development properties. See Note 6.

(d)

At December 31, 2020, impairment reversals of property, plant and equipment were recorded at Tasiast, Chirano, and Lobo-Marte. At June 30, 2020, an impairment reversal was recorded at Lobo-Marte, entirely related to property, plant and equipment. See Note 8.

(e)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests
		Development and
	Land, plant and	operating	Pre - development
	equipment(a)	properties(b)	properties	Total
Cost
Balance at January 1, 2019	$9,184.2	$8,816.6	$13.4	$18,014.2
Additions	607.5	666.5	—	1,274.0
Capitalized interest	14.7	32.7	—	47.4
Disposals	(69.9)	—	—	(69.9)
Other	(21.5)	24.8	—	3.3
Balance at December 31, 2019	9,715.0	9,540.6	13.4	19,269.0

Accumulated depreciation, depletion, amortization and reversal of impairment charges
Balance at January 1, 2019	$(5,702.1)	$(6,793.0)	$—	$(12,495.1)
Depreciation, depletion and amortization	(572.9)	(280.6)	—	(853.5)
Reversals of impairment charges(c)	102.4	259.4	—	361.8
Disposals	60.5	—	—	60.5
Other	(2.0)	(0.7)	—	(2.7)
Balance at December 31, 2019	(6,114.1)	(6,814.9)	—	(12,929.0)

Net book value	$3,600.9	$2,725.7	$13.4	$6,340.0

Amount included above as at December 31, 2019:
Assets under construction	$308.8	$438.2	$—	$747.0
Assets not being depreciated (d)	$538.3	$735.9	$13.4	$1,287.6

(a)

Additions includes $42.9 million of transitional adjustments for the recognition of leased right-of-use assets upon the Company’s adoption of IFRS 16 on January 1, 2019, as well as $22.7 million of right-of-use assets for lease arrangements entered into during the year ended December 31, 2019. Depreciation, depletion and amortization includes depreciation for leased right-of-use assets of $11.5 million during the year ended December 31, 2019. The net book value of property, plant and equipment includes leased right-of-use assets with an aggregate net book value of $54.1 million as at December 31, 2019.

(b)	At December 31, 2019, the significant development and operating properties were Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano, La Coipa and Lobo-Marte.
(c)	At December 31, 2019, impairment reversals were recorded at Paracatu and Tasiast, entirely related to property, plant and equipment. See Note 8.
(d)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Capitalized interest primarily relates to qualifying capital expenditures at Tasiast, Round Mountain, Fort Knox, Bald Mountain and Paracatu and had a weighted average borrowing rate of 5.20% and 5.49% during the years ended December 31, 2020 and 2019, respectively.

At December 31, 2020, $526.1 million of E&E assets were included in mineral interests (December 31, 2019 - $251.4 million). During the year ended December 31, 2020, the Company had additions of $457.3 million, primarily related to the purchases of the Chulbatkan license area and a 70% interest in the Peak project, recognized $90.9 million of impairment reversals related to Chirano E&E assets, and transferred $311.9 million of E&E assets to capitalized development, primarily related to La Coipa and Chirano. During the year ended December 31, 2019, the Company did not have any acquisitions, dispositions or reversals of impairments of E&E assets, or transfers of E&E assets to capitalized development.

During the year ended December 31, 2020, the Company capitalized $38.4 million and expensed $19.1 million of E&E costs (year ended December 31, 2019 - $20.7 million and $17.4 million, respectively). Capitalized E&E costs are included as investing cash flows while expensed E&E costs are included as operating cash flows.

vi.        Goodwill:

As at December 31, 2020 and 2019, goodwill of $158.8 million related entirely to Kupol.

vii.       Long-term investments:

Gains and losses on equity investments at FVOCI are recorded in AOCI as follows:

	December 31, 2020		December 31, 2019
		Gains (losses) in		Gains (losses) in
	Fair value	AOCI(a)	Fair value	AOCI(a)
Investments in an accumulated gain position	$80.9	$18.2	$79.8	$10.3
Investments in an accumulated loss position	32.1	(47.0)	46.4	(36.5)
Net realized gains (losses)	—	2.9	—	—
	$113.0	$(25.9)	$126.2	$(26.2)

(a)	See the consolidated statements of comprehensive income and Note 7xi for details of changes in fair value recognized in OCI during the years ended December 31, 2020 and 2019.

viii.      Other long-term assets:

	December 31,	December 31,
	2020	2019
Long-term portion of ore in stockpiles and ore on leach pads (a)	$309.8	$303.3
Deferred charges, net of amortization	6.0	32.5
Long-term receivables	124.1	171.0
Advances for the purchase of capital equipment	9.1	15.1
Restricted cash(b)	25.0	—
Unrealized fair value of derivative assets(c)	10.5	4.5
Other	52.7	46.3
	$537.2	$572.7

(a)

Long-term portion of ore in stockpiles and ore on leach pads represents low-grade material not scheduled for processing within the next 12 months. As at December 31, 2020, long-term ore in stockpiles was at the Company’s Fort Knox, Kupol, Tasiast and Paracatu mines, and long-term ore on leach pads was at the Company’s Fort Knox and Round Mountain mines.

(b)	See Note 12iii for details of the Tasiast loan and cash restricted for future loan payments as at December 31, 2020.
(c)	See Note 10 for details of the non-current portion of unrealized fair value of derivative assets.

ix.       Accounts payable and accrued liabilities:

	December 31,	December 31,
	2020	2019
Trade payables	$89.1	$89.3
Accrued liabilities	242.8	246.7
Employee related accrued liabilities	147.3	133.3
	$479.2	$469.3

x.        Other current liabilities:

	December 31,	December 31,
	2020	2019
Current portion of lease liabilities(a)	$28.4	$16.0
Current portion of unrealized fair value of derivative liabilities (b)	21.3	4.3
	$49.7	$20.3

(a)	See Note 13 for details of the current portion of lease liabilities.
(b)	See Note 10 for details of the current portion of unrealized fair value of derivative liabilities.

xi.        Accumulated other comprehensive income (loss):

	Long-term	Derivative
	Investments	Contracts	Total
Balance at December 31, 2018	$(75.2)	$(23.3)	$(98.5)
Other comprehensive income before tax	49.3	36.8	86.1
Tax	(0.3)	(7.7)	(8.0)
Balance at December 31, 2019	$(26.2)	$5.8	$(20.4)
Other comprehensive income (loss) before tax	0.3	(5.7)	(5.4)
Tax	—	2.1	2.1
Balance at December 31, 2020	$(25.9)	$2.2	$(23.7)

Consolidated Statements of Operations

xii.         Other operating expense:

	Years ended December 31,
	2020	2019
Other operating expense	$186.5	$108.5
	$186.5	$108.5

In 2020, other operating expense of $186.5 million for the year ended December 31, 2020 includes $64.1 million of labour, health and safety, donations and other support program costs associated with the COVID-19 pandemic,  $8.3 million of costs relating to the temporary suspension of site activities as a result of the Tasiast strike in the second quarter of 2020, and environmental and other operating expenses for non-operating mining sites of $46.0 million.

Other operating expense of $108.5 million for the year ended December 31, 2019 includes $25.1 million of costs as a result of production issues associated with the pit wall slide at Fort Knox, and environmental and other operating expenses for closed mining sites of $35.6  million, and was reduced by $17.5 million as a result of additional federal VAT credits at Paracatu due to changes in Brazil’s tax regulations.

xiii.        Other income – net:

	Years ended December 31,
	2020	2019
Net gains on dispositions of assets (a)	$1.2	$70.4
Foreign exchange (losses) gains - net	(7.3)	0.6
Net non-hedge derivative gains	1.0	1.4
Equity in (losses) earnings of joint venture (b)	(0.1)	0.1
Other - net(c)	12.6	0.2
	$7.4	$72.7

(a)	During the year ended December 31, 2019, the Company recognized a gain of $72.7 million on disposition of a portfolio of precious metals royalties. See Note 6iii.
(b)

Represents Kinross’ equity in net (losses) earnings, and other comprehensive income (losses) of which there was $nil for the years ended December 31, 2020 and 2019, of its Puren joint venture investment.

(c)	During the year ended December 31, 2020, the Company recognized $10.8 million of insurance recoveries.

xiv.      Finance expense:

	Years ended December 31,
	2020	2019
Accretion of reclamation and remediation obligations	$(23.0)	$(31.0)
Interest expense, including accretion of debt and lease liabilities (a), (b)	(89.6)	(76.9)
	$(112.6)	$(107.9)

(a)	During the years ended December 31, 2020 and 2019, $49.1 million and $47.4 million, respectively, of interest was capitalized to property, plant and equipment. See Note 7v.
(b)	During the years ended December 31, 2020 and 2019, accretion of lease liabilities was $3.0 million and $2.9 million, respectively.

Total interest paid, including interest capitalized, during the year ended December 31, 2020 was $111.0 million (year ended December 31, 2019 - $100.6 million). See Note 12v.

xv.      Employee benefits expenses:

The following employee benefits expenses are included in production cost of sales, general and administrative, and exploration and business development expenses:

	Years ended December 31,
	2020	2019
Salaries, short-term incentives, and other benefits	$707.9	$680.8
Share-based payments	30.7	27.0
Other	16.3	26.4
	$754.9	$734.2